TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (2,608)	$ (3,799)	$ (3,667)
Foreign	2,678	5,835	3,125
Income (loss) before income taxes	$ 70	$ 2,036	$ (542)